Provisions for employees' benefits - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2020 COP ($)
Discount rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	$ 16,139,465
+50 basis points	14,368,856
Discount rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	1,147,350
+50 basis points	1,072,868
Discount rate [Member] | Education and severance [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	515,004
+50 basis points	464,394
Discount rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	846,709
+50 basis points	812,726
Discount rate [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	7,798,461
+50 basis points	6,715,899
Inflation rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	14,314,193
+50 basis points	16,193,316
Inflation rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	1,072,094
+50 basis points	1,147,825
Inflation rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	717,069
+50 basis points	740,501
Salary growth rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	96,530
+50 basis points	105,392
Cost trend [Member] | Education and severance [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	464,319
+50 basis points	514,849
Cost trend [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	6,720,777
+50 basis points	$ 6,720,777